STATUTORY FINANCIAL INFORMATION AND DIVIDEND RESTRICTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Insurance [Abstract]
Schedule of Statutory Capital And Surplus and Statutory Net Income (Loss)
The following tables provide the statutory capital and surplus of the Company’s insurance entities.

AS OF DEC. 31 US$ MILLIONS	2025	2024
ANGI:
American Equity Investment Life Insurance Company	$2,761	$3,214
American National Insurance Company	2,418	2,264
Freestone Re Ltd.	2,634	1,345
Other remaining ANGI insurance entities	482	2,045
Other Life and Annuity:
NER Ltd.	106	135
BAC Canada	525	460
Other remaining life and annuity insurance entities of Brookfield Wealth Solutions	87	85
Clearbrook:
Argo Re Ltd.(1)	256	1,514
Argonaut Insurance Company(1)	1,445	N/A
Colony Insurance Company(1)	1,119	N/A
American National Property & Casualty Company(2)	766	N/A
Other P&C insurance entities	166	N/A
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(1)Statutory capital and surplus of Argo Re Ltd. (“Argo Re”) as of December 31, 2024 is presented on a consolidated basis, inclusive of those of Argonaut Insurance Company (“AIC”) and Colony Insurance Company (“CIC”). Given the restructuring of our P&C entities in 2025, the statutory capital and surplus of AIC and CIC as of December 31, 2025 are presented separately from that of Argo Re.
(2)American National’s P&C insurance entities, including American National Property & Casualty Company (“ANPAC”), are managed together under Clearbrook as of December 31, 2025.
The following table presents the statutory net income (loss) of the Company’s primary insurance entities.

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2025	2024	2023
American Equity Investment Life Insurance Company(1)	$12	$(747)	N/A
American National Insurance Company	71	(243)	(362)
Freestone Re Ltd.	1,069	625	150
BAC Canada	51	48	15
NER Ltd.	(26)	48	(2)
Argo Re(2)	56	(117)	(177)
AIC	91	N/A	N/A
CIC	60	N/A	N/A
ANPAC	24	N/A	N/A
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(1)Statutory net income (loss) for the year ended December 31, 2023 is not provided as the Company acquired AEL on May 2, 2024. Statutory net income (loss) for the year ended December 31, 2024 presented above represents amounts to be reported to its regulator and are inclusive of income and expenses prior to our acquisition of AEL.
(2)Amounts for the years ended December 31, 2024 and 2023 are presented on a consolidated basis, inclusive of those of AIC and CIC. The amount for the year ended December 31, 2023 presented above represents an amount reported to their regulators and is inclusive of income and expenses prior to our acquisition of Clearbrook. Given the restructuring of our P&C entities in 2025, statutory net income (loss) of AIC and CIC for the year ended December 31, 2025 are presented separately from that of Argo Re.